Business Combinations	12 Months Ended
Mar. 31, 2020
StepStone Group LP
Business Combinations
14.	Business Combinations

Courtland Transaction

On April 1, 2018, the Company closed a transaction to acquire 100% of Courtland Partners, Ltd. (“Courtland”) in exchange for (i) cash consideration of $9.0 million, net of an agreed upon adjustment based upon Courtland’s net working capital balance at the closing date, and (ii) contingent consideration totaling $3.6 million. Courtland is an institutional real estate investment adviser to pension funds, endowments, foundations, insurance companies, funds-of-funds and banks located in the U.S., Europe and Asia.

The aggregate purchase price for the acquisition of Courtland, and the estimated fair values of the assets acquired and liabilities assumed at the acquisition date are as follows:

Acquisition date fair value of consideration transferred:
Cash consideration	$8,956
Contingent consideration	3,604

Total purchase price	$12,560

Estimated fair value of assets acquired and liabilities assumed:
Cash and short-term receivables	$1,935
Finite-lived intangible assets—contractual rights	9,624
Goodwill	1,032
Accrued expenses and other liabilities	(31)

Total	$12,560

The fair values of finite-lived intangible assets were determined using a discounted cash flow model, which assumes contract renewals as deemed appropriate, and are amortized over a period ranging from 1 to 6 years. The $1.0 million of goodwill primarily related to Courtland’s assumed workforce, as well as certain business synergies expected to be realized from the transaction. In connection with this transaction, the Company incurred acquisition costs that were expensed as incurred.

The results of Courtland’s operations have been included in the consolidated financial statements effective April 1, 2018. The amount of revenue and earnings of Courtland since the acquisition date and the pro forma effect to the Company’s consolidated financial results for the year ended March 31, 2018 as if the acquisition had been consummated as of April 1, 2017, was not significant.